UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-22022

           Advent Claymore Convertible Securities and Income Fund II
           ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           2455 Corporate West Drive
                                Lisle, IL 60532
                                ---------------
              (Address of principal executive offices) (Zip code)

                                  Robert White
                    1271 Avenue of the Americas, 45th Floor
                               New York, NY 10020
                               ------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-482-1600

Date of fiscal year end:  October 31

Date of reporting period: July 1, 2011 - June 30, 2012

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (?? 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder
(17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ? 3507.

Item 1: Proxy Voting Record - Item 1 Proxy Voting Record -

Registrant : 811-22022

Fund Name : Advent Claymore Convertible Securities & Income II


________________________________________________________________________________
Atos Oceane
Ticker     Security ID:             Meeting Date          Meeting Status
           SEDOL 5654781            05/25/2012            Voted
Meeting Type                        Country of Trade
Bondholders                         France
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Approval of the          N/A        N/A        For        N/A
            conversion of the
            Company's form into a
            European Company and
            the conversion
            project

2          Acknowledgement of the   N/A        N/A        For        N/A
            resignation of Sabrina
            Noiran as statutory
            representative of the
            bondholders and
            ratification of the
            appointment of the
            deputy representative
            Franck Baffert, as new
            representative of the
            bondholders

3          Appointment of Sylvain   N/A        N/A        For        N/A
            Thomazo as first
            deputy representative
            of the
            bondholders

4          Appointment of           N/A        N/A        For        N/A
            Sandraine D'Haussy as
            second deputy
            representative of the
            bondholders


5          Determination of the     N/A        N/A        For        N/A
            place of registration
            of the Meeting's
            documents

6          Authorization and           N/A        N/A        Abstain    N/A
            grants all
            powers to the
            representative of the
            Company to take all
            measure and to
            conclude any
            agreement, as the case
            may be, to implement
            these resolutions, and
            to the holder of an
            origianl, copy or
            excerpt from the
            minutes of this Meeting
            to make any submissions,
            publications and
            formalities which may
            be necessary.


________________________________________________________________________________
ATOS, BEZONS
Ticker     Security ID:             Meeting Date          Meeting Status
           CUSIP F06116AC5          05/25/2012            Voted
Meeting Type                        Country of Trade
Annual                              France
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Approving the            MGMT       For        For        For
            transformation of the
            form of the Company
            by adopting the
            form of a European
            company (Societas
            Europaea) and the
            terms of the proposed
            transformation

2          Acknowledgement of the   MGMT       For        For        For
            resignation of
            Mrs. Sabrina Noiran as
            principal epresentative
            of the mass of
            Bondholders and
            confirmation of
            the appointment of Mr.
            Franck Baffert as
            new representative of
            the mass of
            Bondholders

3          Appointment of Mr.       MGMT       For        For        For
            Sylvain Thomazo as
            first deputy
            representative
            of the mass of
            Bondholders

4          Appointment of Mrs.      MGMT       For        For        For
            Sandrine D'Haussy
            as second deputy
            representative of the
            mass of Bondholders

5          Setting the filing       MGMT       For        For        For
            location for General
            Meeting documents

6          Powers to carry out all  MGMT       For        For        For
            legal formalities

________________________________________________________________________________
CABLE & WIRELESS WORLDWIDE PLC, BRACKNELL
Ticker     Security ID:             Meeting Date          Meeting Status
           CUSIP G1839Y103          07/21/2011            Voted
Meeting Type                        Country of Trade
                                    United Kingdom
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          To receive the           MGMT       For        For        For
            Company's Annual
            Report and Accounts
            for the year
            ended 31 March 2011,
            together with the
            Reports of the
            Directors and
            auditors

2          To approve the           MGMT       For        For        For
            Directors'
            Remuneration
            Report for the year
            ended 31 March 2011

3          Shareholders will be     MGMT       For        For        For
            asked to approve
            the payment of a final
            dividend of 3.0 pence
            per ordinary share
            for the year ended 31
            March 2011, as
            recommended by the
            Directors. If approved,
            the recommended final
            dividend will be
            payable on 11 August
            2011 to all
            shareholders on the
            register of members
            at the close of
            business on the record
            date, 10 June 2011

4          To elect Ian Gibson as   MGMT       For        For        For
            a Director

5          To re-elect Jim Marsh    MGMT       For        For        For
            as a Director

6          To re-elect John Barton  MGMT       For        For        For
            as a Director

7          To re-appoint KPMG       MGMT       For        For        For
            Audit Plc as auditor
            of the Company

8          To authorise the         MGMT       For        For        For
            Directors to set the
            auditor's
            remuneration

9          That the authority and   MGMT       N/A        Abstain    N/A
            power conferred upon
            the Directors to allot
            shares or to grant
            rights to subscribe
            for, or to convert any
            security into shares
            in accordance with
            Article 12 of the
            Company's Articles
            shall apply until the
            earlier of the
            conclusion of the
            Company's AGM in 2012
            or 30 September 2012,
            and for that period
            there shall be two
            Section 551 Amounts
            (as defined in
            Article 12) of: (i) GBP
            44 million; and (ii)
            GBP 88 million (such
            amount to be reduced by
            any allotments or
            grants made under (i)
            above) which the
            Directors shall only
            be empowered to use
            in connection with a
            rights issue (as
            defined in Article 12).
            All previous authorities
            under Article 12(B) are
            revoked, subject to
            Article 12(D)

10         That, subject to the     MGMT       N/A        Abstain    N/A
            passing of Resolution
            9, the authority and
            power conferred upon
            the Directors
            to allot equity
            securities for cash in
            accordance with Article
            12(C) of the Company's
            Articles shall
            apply until the earlier
            of the conclusion of
            the Company's AGM in
            2012 or 30 September
            2012, and for that
            period the Section 561
            Amount (as defined in
            the Articles) shall
            be GBP 6 million.
            All previous authorities
            under Article 12(C)
            are revoked, subject to
            Article 12(D)

11         That the Company be      MGMT       For        For        For
            generally and
            unconditionally
            authorised to make
            market purchases (as
            defined in Section 701
            of the Companies Act
            2006) of ordinary
            shares with a
            nominal value of 5p
            each in the Company,
            provided that: (a) the
            Company does not
            purchase under this
            authority more than
            268 million ordinary
            shares; (b) the
            Company does
            not pay less than 5p
            for each ordinary
            share; and
            (c) the Company does
            not pay more for
            each share than the
            higher of (i) 5% over
            the average of the
            middle-market
            price of the ordinary
            shares for the five
            business days
            immediately
            preceding the day on
            which the Company
            agrees to buy the
            shares concerned, based
            on share prices
            published in the Daily
            Official List of the
            London Stock Exchange;
            and (ii) the price
            stipulated by Article
            5(l) of the Buy-back
            and-Stabilisation
            Regulation (EC No.
            2273/2003). This authority
            shall continue-until the
            earlier of the Company's
            AGM in 2012 or 30
            September 2012, p
            rovided-that, if the
            Company has agreed before
            this date to purchase
            ordinary shares-where
            these purchases will
            or may be executed
            after the authority
            terminates-(either
            wholly or in part),
            the Company may
            complete such
            purchases.

12         That the Directors be    MGMT       N/A        Abstain    N/A
            and are hereby
            authorised:
            (a) to establish the
            Cable & Wireless
            Worldwide Incentive
            Plan 2011 (the 'IP
            2011'), a copy of the
            draft rules of which
            has been produced to
            the meeting and
            initialled by the
            Chairman for the
            purpose of
            identification and a
            summary of the main
            provisions of which
            is set out in the
            Appendix to this Notice
            of Meeting dated 23
            May 2011; and (b) to
            establish schedules
            to, or further share
            plans based on,
            the IP 2011 but
            modified to take
            account of local tax,
            exchange control or
            securities laws in
            overseas territories,
            provided that any
            shares made available
            under any such
            schedules or further
            plans are treated
            as counting against the
            limits on individual
            and overall
            participation in the
            IP 2011

13         That the Company be      MGMT       For        For        For
            authorised to call a
            general meeting of the
            shareholders, other
            than an Annual General
            Meeting, on not less
            than 14 clear days'
            notice

________________________________________________________________________________
GENERAL MOTORS COMPANY
Ticker     Security ID:             Meeting Date          Meeting Status
GM         CUSIP 37045V100          06/12/2012            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          ELECTION OF DIRECTOR:    MGMT       For        For        For
            DANIEL F. AKERSON

2          ELECTION OF DIRECTOR:    MGMT       For        For        For
            DAVID BONDERMAN

3          ELECTION OF DIRECTOR:    MGMT       For        For        For
            ERROLL B. DAVIS, JR.

4          ELECTION OF DIRECTOR:    MGMT       For        For        For
            STEPHEN J. GIRSKY

5          ELECTION OF DIRECTOR:    MGMT       For        For        For
            E. NEVILLE ISDELL

6          ELECTION OF DIRECTOR:    MGMT       For        For        For
            ROBERT D. KREBS

7          ELECTION OF DIRECTOR:    MGMT       For        For        For
            PHILIP A. LASKAWY

8          ELECTION OF DIRECTOR:    MGMT       For        For        For
            KATHRYN V. MARINELLO

9          ELECTION OF DIRECTOR:    MGMT       For        For        For
            JAMES J. MULVA

10         ELECTION OF DIRECTOR:    MGMT       N/A        Abstain    N/A
            PATRICIA F. RUSSO

11         ELECTION OF DIRECTOR:    MGMT       For        For        For
            THOMAS M. SCHOEWE

12         ELECTION OF DIRECTOR:    MGMT       N/A        Abstain    N/A
            CAROL M. STEPHENSON

13         ELECTION OF DIRECTOR:    MGMT       For        For        For
            THEODORE M. SOLSO

14         ELECTION OF DIRECTOR:    MGMT       For        For        For
            CYNTHIA A. TELLES

15         RATIFICATION OF THE      MGMT       For        For        For
            SELECTION OF
            DELOITTE & TOUCHE LLP
            AS GM'S

           INDEPENDENT REGISTERED
            PUBLIC ACCOUNTING FIRM
            FOR 2012.

16         ADVISORY VOTE TO         MGMT       For        For        For
            APPROVE EXECUTIVE
            COMPENSATION.

________________________________________________________________________________
HEALTH CARE REIT, INC.
Ticker     Security ID:             Meeting Date          Meeting Status
HCN        CUSIP 42217K106          05/03/2012            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          ELECTION OF DIRECTOR:    MGMT       For        For        For
            WILLIAM C. BALLARD, JR.

2          ELECTION OF DIRECTOR:    MGMT       For        For        For
            GEORGE L. CHAPMAN

3          ELECTION OF DIRECTOR:    MGMT       For        For        For
            DANIEL A. DECKER

4          ELECTION OF DIRECTOR:    MGMT       For        For        For
            THOMAS J. DEROSA

5          ELECTION OF DIRECTOR:    MGMT       For        For        For
            JEFFREY H. DONAHUE

6          ELECTION OF DIRECTOR:    MGMT       For        For        For
            PETER J. GRUA

7          ELECTION OF DIRECTOR:    MGMT       For        For        For
            FRED S. KLIPSCH

8          ELECTION OF DIRECTOR:    MGMT       For        For        For
            SHARON M. OSTER

9          ELECTION OF DIRECTOR:    MGMT       For        For        For
            JEFFREY R. OTTEN

10         ELECTION OF DIRECTOR:    MGMT       For        For        For
            R. SCOTT TRUMBULL

11         APPROVAL OF THE          MGMT       For        For        For
            COMPENSATION OF
            THE NAMED EXECUTIVE
            OFFICERS AS DISCLOSED
            IN THE PROXY STATEMENT
            PURSUANT TO THE
            COMPENSATION
            DISCLOSURE RULES OF THE
            SEC.

12         RATIFICATION OF THE      MGMT       For        For        For
            APPOINTMENT OF
            ERNST & YOUNG LLP AS
            INDEPENDENT
            REGISTERED PUBLIC
            ACCOUNTING
            FIRM FOR THE FISCAL
            YEAR 2012.

________________________________________________________________________________
SIEMENS AG, MUENCHEN
Ticker     Security ID:             Meeting Date          Meeting Status
           CUSIP D69671218          01/24/2012            Voted
Meeting Type                        Country of Trade
Annual                              Germany
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          To receive and consider  MGMT       For        For        For
            the adopted Annual
            Financial Statements of
            Siemens AG-and the
            approved Consolidated
            Financial Statements,
            together with the
            Combined-Management's
            Discussion and Analysis
            of Siemens AG and
            the Siemens Group,
            inc-luding the
            Explanatory Report on the
            information required
            pursuant to Section-289
            (4) and (5) and Section
            315 (4) of the German
            Commercial Code (HGB)
            as of- September 30,
            2011, as well as the
            Report of the
            Supervisory Board, the
            Corpor-ate Governance
            Report, the
            Compensation Report
            and the Compliance
            Report for fiscal
            year 2011


2          To resolve on the        MGMT       For        For        For
            appropriation of net
            income of Siemens AG
            to pay a dividend: The
            distributable profit
            of EUR 2,742,610,263
            shall be appropriated
            as follows: Payment
            of a dividend of
            EUR 3 per no-par share
            EUR 114,077,313
            shall be carried
            forward; Ex-dividend
            and payable date:
            January 25, 2012

3          To ratify the acts of    MGMT       For        For        For
            the members of the
            Managing Board

4          To ratify the acts of    MGMT       For        For        For
            the members of the
            Supervisory Board

5          To resolve on the        ShrHlder   Against    Abstain    N/A
            appointment Ernst &
            Young GmbH
            Wirtschaftsprufungsgese
            llschaft, Stuttgart
            as the independent
            auditors for the audit
            of the Annual Financial
            Statements and the
            Consolidated Financial
            Statements and for
            the review of the
            Interim Financial
            Statements

6          PLEASE NOTE THAT THIS    N/A        N/A        N/A        N/A
            IS A SHAREHOLDER'S
            PROPOSAL: Amendment
            to the Articles of
            Association of Siemens
            AG: In order to
            increase women's
            presence on the
            Supervisory Board,
            Section 11 shall be
            amended as follows:
            Section 11(1) shall
            be adjusted to
            ensure that at least 30
            pct of the
            representatives
            of the shareholders on
            the Supervisory Board
            are women as of 2013
            and at least 40 pct are
            women as of 2018.Section
            11(3) shall be adjusted
            to ensure that at least
            30 pct of the substitute
            representatives of the
            shareholders on the
            Supervisory Board are
            women as of 2013 and
            at least 40 pct. are
            women as of 2018

                                   SIGNATURES

   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Advent Claymore Convertible Securities and Income Fund II
---------------------------------------------------------


By:      /s/ Tracy V. Maitland
         ---------------------
Name:     Tracy V. Maitland
Title:     President and Chief Executive Officer
Date:     August 29, 2012